EXPLORATION AND EVALUATION ASSETS ("E&E") - Narrative (Details) - CAD ($) $ in Millions		12 Months Ended
	Apr. 11, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds on property dispositions		$ 23.0	$ 910.2
Exploration and Evaluation Assets
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds on property dispositions	$ 92.0